Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	230,457,094.54	18,175
Yield Supplement Overcollateralization Amount 10/31/16	3,093,615.34	0
Receivables Balance 10/31/16	233,550,709.88	18,175
Principal Payments	11,053,062.43	506
Defaulted Receivables	436,835.26	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	2,850,946.74	0
Pool Balance at 11/30/16	219,209,865.45	17,644

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	24.99%

Prepayment ABS Speed	1.25%

Overcollateralization Target Amount	9,864,443.95
Actual Overcollateralization	9,864,443.95

Weighted Average APR	3.61%
Weighted Average APR, Yield Adjusted	4.62%
Weighted Average Remaining Term	34.85

Delinquent Receivables:
Past Due 31-60 days	4,710,988.39	291
Past Due 61-90 days	1,182,420.53	71
Past Due 91-120 days	276,829.21	19
Past Due 121+ days	0.00	0
Total	6,170,238.13	381

Total 31+ Delinquent as % Ending Pool Balance	2.81%

Recoveries	318,809.52

Aggregate Net Losses/(Gains) - November 2016	118,025.74

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	1.16%
Second Prior Net Losses Ratio	1.51%
Third Prior Net Losses Ratio	0.78%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	12,050,256.09
Advances	3,656.93
Investment Earnings on Cash Accounts	2,875.11
Servicing Fee	(194,625.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,862,162.54

Distributions of Available Funds
(1) Class A Interest	208,767.11
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	876,659.84
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,864,443.95
(7) Distribution to Certificateholders	885,576.64
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,862,162.54

Servicing Fee	194,625.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 11/15/16	220,086,525.29
Principal Paid	10,741,103.79
Note Balance @ 12/15/16	209,345,421.50

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-3
Note Balance @ 11/15/16	99,936,525.29
Principal Paid	10,741,103.79
Note Balance @ 12/15/16	89,195,421.50
Note Factor @ 12/15/16	34.7063897%

Class A-4
Note Balance @ 11/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	102,340,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	17,810,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	235,482.11
Total Principal Paid	10,741,103.79
Total Paid	10,976,585.90

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	78,283.61
Principal Paid	10,741,103.79
Total Paid to A-3 Holders	10,819,387.40

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2773151
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.6492419
Total Distribution Amount	12.9265570

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3046055
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.7941782
Total A-3 Distribution Amount	42.0987837

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	81.62
Noteholders' Principal Distributable Amount	918.38

Account Balances	$ Amount

Advances
Balance as of 10/31/16	49,714.05
Balance as of 11/30/16	53,370.98
Change	3,656.93

Reserve Account
Balance as of 11/15/16	2,171,744.40
Investment Earnings	446.24
Investment Earnings Paid	(446.24)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40